DERIVATIVE WARRANT LIABILITY - Disclosure of detailed information about derivative warrant liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Warrant Liability [Abstract]
Balance, Beginning	$ 267,111	$ 0
Fair value of warrants issued		925,737
Fair value adjustment	(263,446)	(658,626)
Balance, Ending	$ 3,665	$ 267,111